Nationwide Life Insurance Company:
o        Nationwide VLI Separate Account-2
o        Nationwide VLI Separate Account-4


Nationwide Life and Annuity Insurance Company
o        Nationwide VL Separate Account-C


                  Prospectus supplement dated March 30, 2005 to
                          Prospectus dated May 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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ON DECEMBER 10, 2004, SHAREHOLDERS OF THE STRONG FUNDS APPROVED THE REORGANIZATION AND SUBSEQUENT TRANSFERS OF ASSETS TO CORRESPONDING WELLS FARGO FUNDS. DUE TO THIS REORGANIZATION, THE FOLLOWING CHANGES IMPACT YOUR PROSPECTUS, EFFECTIVE APRIL 8, 2005:

1. THE FOLLOWING STRONG FUNDS WILL CHANGE NAMES, INVESTMENT ADVISERS AND SUB-ADVISERS AS FOLLOWS:

Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT
(formerly, Strong Opportunity Fund II, Inc.: Investor Class)
(This underlying mutual fund is only available in
contracts for which good order applications were received before February 1,
2003)
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Investment Adviser:                              Wells Fargo Funds Management, LLC
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Sub-adviser:                                     Wells Capital Management, Inc.
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Investment Objective:                            Long-term capital appreciation.
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Wells Fargo Variable Trust Funds - Wells Fargo Advantage Discovery Fund VT (formerly, Strong Variable Insurance
Funds, Inc. - Strong Discovery Fund II, Inc.)  (This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999)
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Investment Adviser:                              Wells Fargo Funds Management, LLC
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Sub-adviser:                                     Wells Capital Management, Inc.
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Investment Objective:                            Long-term capital appreciation.
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